SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.SUBSEQUENT EVENTS

The Company evaluated subsequent events that occurred after the balance sheet date up to March 31, 2025, the date that the consolidated financial statements were available to be issued.